22. Remuneration of Auditors (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Remuneration Of Auditors Details Abstract
Remuneration of the auditor of the parent entity for auditing or reviewing the financial reports – BDO Audit (WA) Pty Ltd	$ 26,816	$ 36,837